FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets subject to credit risks [Table Text Block]
	December 31,
	2025	2024

Cash	$2,727	$863
Restricted cash	$582	$64
Trade receivables	$10,848	$13,803

Disclosure of financial instruments broken down by group [Table Text Block]
	December 31,
	2025	2024

Financial assets measured at depreciated cost
Cash	$2,727	$863
Restricted cash	582	64
Trade receivables	10,848	13,803
Other current assets	2,120	2,876
	16,277	17,606

Financial liabilities measured at fair value
Investments in affiliate	1,776	1,631
Financial liabilities measured at depreciated cost
Operating leasing liabilities (including current maturity)	376	433
Credit from bank institution and others (including current maturity)	15,269	15,611
Convertible debentures	622	1,968
Trade payables	12,055	11,159
Other current liabilities	5,747	4,392
	34,069	33,563

Financial liabilities measured at fair value
Derivative warrants liabilities and prefunded warrants	$601	$1,383